Summary of Operating Loss Carryforwards (Details)	Dec. 31, 2018 USD ($)
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	$ 12,865,000
2025 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	98,000
2026 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	224,000
2027 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	1,874,000
2028 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	3,340,000
2029 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	406,000
2030 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	952,000
2031 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	1,553,000
2032 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	1,483,000
2033 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	865,000
2034 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	667,000
2035 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	520,000
2036 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	238,000
2037 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	276,000
2038 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	$ 369,000